Financial risk management - Disclosure Of Estimated Changes In Interest Rates (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Increase decrease in 25 bps in intrest rate [member] | US Dollar [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	S/ 105	S/ 9,381
Sensitivity of other net comprehensive income	103,189	108,457
Increase decrease in 50 bps in intrest rate [member] | US Dollar [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	210	18,762
Sensitivity of other net comprehensive income	206,551	217,095
Increase decrease in 50 bps in intrest rate [member] | Sol [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	44,656	40,539
Sensitivity of other net comprehensive income	444,244	388,047
Increase decrease in 75 bps in intrest rate [member] | US Dollar [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	315	28,143
Sensitivity of other net comprehensive income	310,258	326,095
Increase decrease in 75 bps in intrest rate [member] | Sol [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	66,984	60,809
Sensitivity of other net comprehensive income	677,590	582,844
Increase decrease in 100 bps in intrest rate [member] | US Dollar [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	421	37,524
Sensitivity of other net comprehensive income	414,485	435,640
Increase decrease in 100 bps in intrest rate [member] | Sol [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	89,313	81,079
Sensitivity of other net comprehensive income	904,721	778,196
Increase decrease in 150 bps in intrest rate [member] | Sol [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	133,969	121,618
Sensitivity of other net comprehensive income	S/ 1,362,566	S/ 1,171,915